RISK MANAGEMENT - Schedule of Market Risk (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%	10.00%
Reasonably possible increase in risk variable, percent	10.00%	10.00%
Reasonably possible decrease in risk variable, percent	10.00%	10.00%
United States dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% strengthening of foreign exchange rate on net income	$ (301,683)	$ (75,123)
10% strengthening of foreign exchange rate on OCI	4,917	1,511
10% weakening of foreign exchange rate on net income	301,683	75,123
10% weakening of foreign exchange rate on OCI	(4,917)	(1,511)
Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% strengthening of foreign exchange rate on net income	(191)	389
10% strengthening of foreign exchange rate on OCI	1,469	761
10% weakening of foreign exchange rate on net income	191	(389)
10% weakening of foreign exchange rate on OCI	(1,469)	(761)
Hong Kong dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% strengthening of foreign exchange rate on net income	138	127
10% strengthening of foreign exchange rate on OCI	0	0
10% weakening of foreign exchange rate on net income	(138)	(127)
10% weakening of foreign exchange rate on OCI	$ 0	$ 0